Income and expenses	12 Months Ended
Dec. 31, 2017
Disclosure of income and expenses [abstract]
Disclosure of income and expenses [text block]
22	Income and expenses

22.1 Revenue

Revenue by geographical area is presented as follows:

	For the year ended December 31
in 000€	2017	2016	2015
United States of America (USA)	32,926	29,267	29,400
Americas other than USA	2,194	1,537	1,590
Europe & Africa	87,940	67,883	58,939
Asia-Pacific	19,513	15,790	12,106

Total	142,573	114,477	102,035

The Group has no customers with individual sales larger than 10% of the total revenue in 2017 (2016: none; 2015: none).

The revenue by category is presented as follows:

	For the year ended December 31
in 000€	2017	2016	2015
Software revenue (non-medical)	35,770	30,122	25,798
Software revenue (medical)	15,619	13,404	11,927
Medical devices and services	27,222	24,506	22,929
Prototyping	28,423	27,568	26,630
End parts production	25,324	18,838	14,751
Complex metal parts production (ACTech)	9,965	−	−
Other	250	39	−
Total	142,573	114,477	102,035

22.2 Cost of sales

Cost of sales include the following selected information:

	For the year ended December 31
in 000€	2017	2016	2015
Purchase of goods and services	(33,978)	(25,374)	(25,203)
Amortization and depreciation	(7,897)	(5,007)	(3,173)
Payroll expenses	(20,806)	(16,161)	(14,524)
Other expenses	(106)	(164)	(63)
Total	(62,787)	(46,706)	(42,963)

22.3 Research and development expenses

Research and development expenses include the following selected information:

in 000€	2017	2016	2015
Purchase of goods and services	(3,140)	(3,177)	(2,176)
Amortization and depreciation	(686)	(478)	(1,047)
Payroll expenses	(16,054)	(13,985)	(14,874)
Other	(79)	(42)	(89)
Total	(19,959)	(17,682)	(18,186)

22.4 Sales and marketing expenses

Sales and marketing expenses include the following selected information:

	For the year ended December 31
in 000€	2017	2016	2015
Purchase of goods and services	(8,035)	(7,450)	(8,330)
Amortization and depreciation	(679)	(563)	(1,108)
Payroll expenses	(30,175)	(27,828)	(26,655)
Other	(220)	(312)	(739)
Total	(39,109)	(36,153)	(36,832)

22.5 General and administrative expenses

General and administrative expenses include the following selected information:

	For the year ended December 31
in 000€	2017	2016	2015
Purchase of goods and services	(7,053)	(5,488)	(3,774)
Amortization and depreciation	(3,369)	(2,326)	(1,482)
Payroll expenses	(14,858)	(11,895)	(9,270)
Other	(204)	(332)	(519)
Total	(25,484)	(20,041)	(15,045)

22.6 Net other operating income/(expense)

The net other operating income/(expense) can be detailed as follows:

	For the year ended December 31
in 000€	2017	2016	2015
Government grants	4,368	4,181	4,788
Capitalized expenses (asset construction)	123	12	693
Net foreign currency exchange gains / (losses)	(235)	452	361
Tax Credits	899	741	588
Other	476	826	672
Total	5,631	6,212	7,102

The Company has received government grants from the Belgian federal and regional governments and from the European Community in the forms of grants linked to certain of its research and development programs and reduced payroll taxes.

Any government grants recognized as income do not have any unfulfilled conditions or other contingencies attached to them.

22.7 Payroll expenses

The following table shows the breakdown of payroll expenses for 2017, 2016 and 2015:

	For the year ended December 31
in 000€	2017	2016	2015
Short-term employee benefits	(60,195)	(50,714)	(48,372)
Social security expenses	(11,200)	(10,136)	(9,076)
Expenses defined contribution plans	(926)	(388)	(758)
Other employee expenses	(9,572)	(8,631)	(7,117)
Total	(81,893)	(69,869)	(65,323)
Total registered employees at the end of the period	1,862	1,432	1,304

22.8 Financial expenses

Financial expenses includes the following selected information:

	For the year ended December 31
in 000€	2017	2016	2015
Interest expense	(1,026)	(665)	(615)
Foreign currency losses	(3,131)	(1,453)	(1,568)
Other financial expenses	(571)	(319)	(287)
Total	(4,728)	(2,437)	(2,470)

22.9 Financial income

Financial income includes the following selected information:

	For the year ended December 31
in 000€	2017	2016	2015
Foreign currency exchange gains	2,830	1,853	3,098
Amortization discount interest free loans	6	14	40
Other finance income	374	172	373
Total	3,210	2,039	3,511

22.10 Income taxes and deferred taxes

Current income tax

The following table shows the breakdown of the tax expense for 2017, 2016 and 2015:

	For the year ended December 31
in 000€	2017	2016	2015
Estimated tax liability for the period	(1,530)	(1,698)	(373)
Tax adjustments to the previous period	412	−	−
Deferred income taxes	584	(12)	762
Total income taxes for the period	(534)	(1,710)	389

The current tax expense is equal to the amount of income tax owed to the tax authorities for the year, under the applicable tax laws and rates in effect in the various countries.

Deferred tax

Deferred tax is presented in the statement of financial position under non-current assets and non-current liabilities, as applicable. The following table shows the breakdown of the deferred tax assets, deferred tax liability and the deferred tax expense for 2017, 2016 and 2015:

	Asset/(liability)			Income/(expense)
in 000€	2017	2016	2015	2017	2016	2015
Tax losses, notional interest deduction and other tax benefits	−	109	906	−	−	−
Amortization development assets and other intangible assets	304	227	186	−	−	−
Deferred revenue	−	−	−	−	−	−
Depreciation property, plant & equipment	−	−	−	−	−	−
Borrowing cost	−	−	−	−	−	−
Financial leasings	−	−	−	−	−	−
Inventory	−	−	−	−	−	−
Other non-current assets	−	−	−	−	−	−
Total deferred tax assets	304	336	1,092	(32)	(756)	860
Property, plant & equipment	(698)	(452)	(363)	−	−	−
Intangible assets	(6,247)	(873)	(1,705)	−	−	−
Tax losses, notional interest deduction and other tax benefits	−	−	−	−	−	−
Other items	(61)	−	−	−	−	−
Total deferred tax liabilities	(7,006)	(1,325)	(2,068)	616	744	(98)
Total deferred tax income (loss)	−	−	−	584	(12)	762

The Group has unused tax losses, tax credits and notional interest deduction available in an amount of K€11,948 for 2017 (2016: K€9,451; 2015: K€12,231) of which K€4,581 for 2017 (2016: K€1,570; 2015: K€2,009) relating to Materialise NV. A total of K€315 in 2017 (2016: K€315; 2015: K€402) relates to unused notional interest deduction with an expiration date of December 31, 2018.

With respect to the net operating losses of Materialise NV, no deferred tax assets have been recognized given that it in view of the Belgian Patent Income Deduction and Innovation Income Deduction there is an uncertainly to which extent these tax losses will be used in future years. As from 1 July 2016, the new Innovation Income Deduction replaces the former Patent Income Deduction. Under the grandfathering rule the Patent Income Deduction system can still be applied until June 30, 2021. The Belgian Patent Income Deduction allows companies to deduct 80% of the qualifying gross patent income from the taxable basis. Under the Innovation Income Deduction system, companies can deduct up to 85% of their net innovation income from the taxable basis. Based on its analysis in 2017 the Company has assessed that no deferred tax asset should be accounted for with respect to its unused tax losses in Belgium.

With respect to the net tax losses of the other entities in the Group, no deferred taxes have been recognized in 2017 (2016: K€109; 2015: K€906), given that it is unclear whether there will be a positive taxable base in the near future for the other entities with fiscal losses. The deferred tax liability of K€7,006 in the year ending December 31, 2017 mainly relates to the intangibles that have been recognized as part of the purchase price allocation (ACTech).

In our financial statements for the year ending December 31, 2017 we already took into account the announced corporate tax rate decreases in Belgium and the United States, however the impact was not significant.

Relationship between Tax Expense and Accounting Profit

	For the year ended December 31
in 000€	2017	2016	2015
Profit (loss) before taxes	(1,122)	(1,309)	(3,249)
Income tax at statutory rate of 33,99%	381	445	1,104

Effect of different local tax rate	442	663	445
Tax adjustments to the previous period	412	−	−
Non-deductible expenses	(675)	(453)	(394)
Capitalized initial public offering transaction costs	−	−	−
Research and development tax credits & patent income deduction	44	3,664	1,872
Notional interest deduction Belgium	−	351	365
Non recognition of deferred tax asset	(1,505)	(6,767)	(4,510)
Recognition of deferred tax assets on previous years tax losses	−	−	742
Non-taxable income	564	729	−
Use of previous years tax losses and tax credits for which no deferred tax assets was recognized	12	50	693
Taxes on other basis	(117)	(342)	−
Other	(92)	(50)	72
Income tax expense as reported in the consolidated income statement	(534)	(1,710)	389